COMMITMENTS (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Payments of contracts	R$ 10,038,517
Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	7,655,999
Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,189,426
Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	22,879
Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	766
Labor And Consultancy Services 1 [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	169,447
Later than one year [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	3,880,107
Later than one year [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	1,568,658
Later than one year [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,191,442
Later than one year [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	84,140
Later than one year [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,567
Later than one year [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	33,300
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,708,597
Later than one year and not later than two years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,068,319
Later than one year and not later than two years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	583,152
Later than one year and not later than two years [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	22,981
Later than one year and not later than two years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,754
Later than one year and not later than two years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	31,391
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,620,298
Later than two years and not later than three years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	1,978,202
Later than two years and not later than three years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	594,244
Later than two years and not later than three years [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	22,879
Later than two years and not later than three years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	766
Later than two years and not later than three years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	24,207
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,538,415
Later than three years and not later than four years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,006,831
Later than three years and not later than four years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	507,377
Later than three years and not later than four years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	24,207
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,041,602
Later than four years and not later than five years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	1,606,684
Later than four years and not later than five years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	410,711
Later than four years and not later than five years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	24,207
Later than five years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,838,202
Later than five years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,064,282
Later than five years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	677,094
Later than five years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	R$ 96,826